SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2024
Disclosure Of Entity's Operating Segments [Abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.
Brookfield Renewable operations are segmented by – 1) hydroelectric, 2) wind, 3) utility-scale solar, 4) distributed energy and storage (distributed generation and pumped storage), 5) sustainable solutions (renewable natural gas, carbon capture and storage, recycling, cogeneration biomass, nuclear services, and power transformation), and 6) corporate - with hydroelectric further segmented by geography (i.e., North America, Colombia, and Brazil). This best reflects the way in which the CODM reviews results of our company.
The reporting to the CODM was revised during the fourth quarter of 2023 to disaggregate the distributed energy & sustainable solutions business into distributed energy & storage and sustainable solutions. This change is consistent with the development of Brookfield Renewable’s business as distributed generation and sustainable solutions continue to grow as a more significant component of the business. The financial information of operating segments in the prior period has been restated to present the corresponding results of the distributed energy & storage and sustainable solutions.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder (holders of the GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items.
Brookfield Renewable does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.
Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and material accounting policy information. Brookfield Renewable analyzes the performance of its operating segments based on Funds From Operations. Funds From Operations is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of Funds From Operations used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
Brookfield Renewable uses Funds From Operations to assess the performance of Brookfield Renewable before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business, and including investment tax credits not allocated to tax equity partners. Brookfield Renewable includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within Funds From Operations in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2024:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$256	$53	$72	$154	$120	$61	$114	$—	$830	$(194)	$846	$1,482
Other income	10	1	—	41	30	12	29	50	173	(25)	(86)	62
Direct operating costs	(101)	(19)	(41)	(59)	(33)	(19)	(92)	(10)	(374)	130	(374)	(618)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	89	—	89
	165	35	31	136	117	54	51	40	629	—	386
Management service costs	—	—	—	—	—	—	—	(53)	(53)	—	—	(53)
Interest expense	(66)	(4)	(21)	(29)	(26)	(9)	(8)	(39)	(202)	14	(301)	(489)
Current income taxes	(2)	(1)	(1)	(4)	—	(1)	(1)	—	(10)	3	(9)	(16)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(9)	(9)	—	—	(9)
Preferred equity	—	—	—	—	—	—	—	(6)	(6)	—	—	(6)
Perpetual subordinated notes	—	—	—	—	—	—	—	(10)	(10)	—	—	(10)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	(17)	—	(17)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(76)	(76)
Funds From Operations	97	30	9	103	91	44	42	(77)	339	—	—
Depreciation												(517)
Foreign exchange and financial instrument gain												116
Deferred income tax expense (recovery)												(3)
Other												(27)
Share of earnings from equity-accounted investments												(97)
Net income attributable to non-controlling interests												35
Net income (loss) attributable to Unitholders(2)												$(154)
(1)Share of loss from equity-accounted investments of $25 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $41 million is comprised of amounts found on share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2023:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable Solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$274	$58	$66	$129	$110	$68	$14	$—	$719	$(50)	$536	$1,205
Other income	4	2	4	42	15	2	7	22	98	(2)	(35)	61
Direct operating costs	(97)	(18)	(23)	(39)	(18)	(17)	(10)	(9)	(231)	26	(220)	(425)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	26	—	26
	181	42	47	132	107	53	11	13	586	—	281
Management service costs	—	—	—	—	—	—	—	(55)	(55)	—	—	(55)
Interest expense	(64)	(4)	(21)	(24)	(28)	(8)	(1)	(32)	(182)	6	(226)	(402)
Current income taxes	(3)	(2)	(5)	(2)	(2)	—	—	—	(14)	2	(25)	(37)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(10)	(10)	—	—	(10)
Preferred equity	—	—	—	—	—	—	—	(6)	(6)	—	—	(6)
Perpetual subordinated notes	—	—	—	—	—	—	—	(7)	(7)	—	—	(7)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	(8)	—	(8)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(30)	(30)
Funds From Operations	114	36	21	106	77	45	10	(97)	312	—	—
Depreciation												(458)
Foreign exchange and financial instrument gain (loss)												172
Deferred income tax expense												18
Other												59
Share of earnings from equity-accounted investments												(5)
Net income attributable to non-controlling interests												(137)
Net (loss) attributable to Unitholders(2)												$(39)
(1)Share of earning from equity-accounted investments of $13 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines. Net loss attributable to participating non-controlling interests – in operating subsidiaries of $167 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2024:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed generation & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$559	$112	$151	$324	$213	$113	$233	$—	$1,705	$(351)	$1,620	$2,974
Other income	16	2	1	51	58	26	42	54	250	(31)	(123)	96
Direct operating costs	(204)	(37)	(76)	(118)	(64)	(42)	(189)	(21)	(751)	242	(743)	(1,252)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	140	—	140
	371	77	76	257	207	97	86	33	1,204	—	754
Management service costs	—	—	—	—	—	—	—	(98)	(98)	—	—	(98)
Interest expense	(134)	(8)	(43)	(60)	(56)	(17)	(9)	(74)	(401)	22	(586)	(965)
Current income taxes	(3)	(3)	(4)	(7)	1	(2)	(2)	—	(20)	5	(29)	(44)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(20)	(20)	—	—	(20)
Preferred equity	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Perpetual subordinated notes	—	—	—	—	—	—	—	(17)	(17)	—	—	(17)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	(27)	—	(27)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(139)	(139)
Funds From Operations	234	66	29	190	152	78	75	(189)	635	—	—
Depreciation												(1,019)
Foreign exchange and financial instrument gain												236
Deferred income tax expense (recovery)												11
Other												(39)
Share of earnings from equity-accounted investments												(171)
Net loss attributable to non-controlling interests												73
Net loss attributable to Unitholders(2)												$(274)
(1)Share of loss from equity-accounted investments of $58 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $66 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2023:

	Attributable to Unitholders									Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$609	$119	$132	$271	$198	$129	$33	$—	$1,491	$(129)	$1,174	$2,536
Other income	8	3	5	43	23	5	9	34	130	(7)	(36)	87
Direct operating costs	(206)	(35)	(42)	(75)	(45)	(36)	(19)	(18)	(476)	60	(410)	(826)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	76	—	76
	411	87	95	239	176	98	23	16	1,145	—	728	—
Management service costs	—	—	—	—	—	—	—	(112)	(112)	—	—	(112)
Interest expense	(135)	(9)	(39)	(50)	(55)	(19)	(2)	(60)	(369)	16	(443)	(796)
Current income taxes	(4)	(4)	(12)	(5)	(4)	(1)	—	—	(30)	5	(55)	(80)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(20)	(20)	—	—	(20)
Preferred equity	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Perpetual subordinated notes	—	—	—	—	—	—	—	(14)	(14)	—	—	(14)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	(21)	—	(21)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(230)	(230)
Funds From Operations	272	74	44	184	117	78	21	(203)	587	—	—
Depreciation												(887)
Foreign exchange and financial instrument gain (loss)												318
Deferred income tax recovery												37
Other												5
Share of earnings from equity-accounted investments												(9)
Net income attributable to non-controlling interests												(122)
Net loss attributable to Unitholders(2)												$(71)
(1)Share of earnings from equity-accounted investments of $46 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests– in operating subsidiaries of $352 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides information on each segment's statement of financial position in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of financial position by aggregating the components comprising from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
As at June 30, 2024
Cash and cash equivalents	$130	$47	$21	$164	$99	$67	$28	$3	$559	$(77)	$754	$1,236
Property, plant and equipment	14,851	1,353	2,259	5,734	3,588	2,443	313	—	30,541	(1,614)	32,899	61,826
Total assets	15,916	1,682	2,505	6,569	4,420	2,923	1,549	185	35,749	(1,573)	39,623	73,799
Total liabilities	9,074	542	1,537	4,410	3,481	1,748	813	4,255	25,860	(1,573)	21,531	45,818
As at December 31, 2023
Cash and cash equivalents	$77	$20	$12	$225	$123	$50	$30	$3	$540	$(85)	$686	$1,141
Property, plant and equipment	15,134	1,694	2,490	6,024	3,635	2,386	341	—	31,704	(1,578)	33,879	64,005
Total assets	16,143	1,880	2,738	6,802	4,518	2,842	1,540	257	36,720	(1,529)	40,937	76,128
Total liabilities	9,231	531	1,645	4,727	3,484	1,705	1,126	3,159	25,608	(1,529)	22,070	46,149
Geographical Information
The following table presents consolidated revenue split by reportable segment for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Hydroelectric
North America	$313	$286	$653	$708
Brazil	59	66	125	133
Colombia	310	292	661	575
	682	644	1,439	1,416
Wind	424	289	846	608
Utility-scale solar	259	174	488	338
Distributed energy & storage	113	92	190	156
Sustainable solutions	4	6	11	18
Total	$1,482	$1,205	$2,974	$2,536
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geography region:

(MILLIONS)	June 30, 2024	December 31, 2023
United States	$34,640	$34,303
Colombia	9,696	10,585
Canada	7,146	7,483
Brazil	4,666	5,622
Europe	4,601	5,046
Asia	3,407	3,320
Other	200	192
	$64,356	$66,551